Expense Example - Class K - BlackRock Inflation Protected Bond Portfolio - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	236
Expense Example, with Redemption, 10 Years	$ 545